Disposal of Subsidiaries - Additional Information (Detail) - shares shares in Thousands	1 Months Ended	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
GAPT Holdings and ASEKS [member]
Disposal of Subsidiaries [Line Items]
Percentage of Ownership (%)				100.00%
Luchu Development Corporation ("Luchu") [member] | A S E [Member]
Disposal of Subsidiaries [Line Items]
Percentage of Ownership (%)		0.00%	67.10%
Luchu Development Corporation ("Luchu") [member] | Hung Ching Development & Construction Co [Member] | ASE Test Limited [member]
Disposal of Subsidiaries [Line Items]
Shares in the subsdiary company disposed off during the period	40,981
Luchu Development Corporation ("Luchu") [member] | Hung Ching Development & Construction Co [Member] | A S E [Member]
Disposal of Subsidiaries [Line Items]
Shares in the subsdiary company disposed off during the period	145,178